Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Current assets
Other Current Assets
	December 31,	December 31,
	2016	2015
	U.S. Dollars
Due from Government institutions	1,741	182
Prepaid expenses	484	600
Advances to suppliers	169	220
Deposits for operating leases	165	203
Other	188	507

	2,747	1,712